Income Taxes (Details) - Schedule of Reconciliation of the Federal Income Tax Rate to the Company’s Effective Tax Rate	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of the Federal Income Tax Rate to the Company’s Effective Tax Rate [Abstract]
Statutory federal income tax rate			21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					4.34%
Prior year true up					(0.58%)
Change in fair value of warrants					(20.26%)	(27.57%)
Penalties on franchise tax obligations					0.05%
Other permanent differences						1.85%
Valuation allowance					3.80%	4.80%
Effective tax rate	(8.06%)	0.68%	(12.55%)	0.29%	8.35%	0.00%